TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2020

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Index	Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2

Statement of Assets and Liabilities as of December 31, 2020	3 - 7

Statement of Operations for the year ended December 31, 2020	8 - 12

Statement of Changes in Net Assets for the year ended December 31, 2020	13 - 17

Statement of Changes in Net Assets for the year ended December 31, 2019	18 - 22

Notes to Financial Statements	23 - 37

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Titanium Annuity Variable Account and

Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Titanium Annuity Variable Account of Protective Life Insurance Company (collectively, the Separate Account), as of December 31, 2020, the related statements of operations for the year or period (as described in Appendix A) then ended, the statements of changes in net assets for each of the years or periods (as described in Appendix A) in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of their operations for the year or period then ended and the changes in their net assets and financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2018 were audited by other independent registered public accountants whose report dated April 26, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Protective Life Insurance Company’s separate accounts since 2019.

Birmingham, Alabama
April 29, 2021

Appendix A

Unless noted otherwise, statements of assets and liabilities as of December 31, 2020, statements of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Subaccounts

Alger Balanced	Invesco V.I. American Franchise
Alger Capital Appreciation	Invesco V.I. Core Equity
Alger Growth & Income	Invesco V.I. Government Securities
Alger LargeCap Growth	Invesco V.I. International Growth
Alger MidCap Growth	Invesco V.I. Managed Volatility
Alger SmallCap Growth	Invesco V.I. Mid Cap Growth(1)
BNY Mellon VIF Appreciation	Invesco V.I. Technology
BNY Mellon VIF Government Money Market	MFS Growth
BNY Mellon VIF Quality Bond(1)	MFS High Yield
BNY Mellon Sustainable U.S. Equity	MFS Investors Trust
DWS CROCI U.S. VIP	MFS Research
DWS Equity 500 Index VIP	MFS Total Return
DWS High Income VIP	MFS Value
DWS Small Cap Index VIP	Wells Fargo VT Discovery
DWS Small Mid Cap Growth VIP	Wells Fargo VT Index Asset Allocation
DWS Small Mid Cap Value VIP	Wells Fargo VT International Equity
Franklin Global Real Estate	Wells Fargo VT Opportunity
Templeton Foreign
Templeton Global Bond
Invesco Oppenheimer V.I Discovery Mid Cap Growth(2)

(1)   Statement of operations for the period January 1, 2020 to April 30, 2020 (liquidation date) and statements of changes in net assets for the period January 1, 2020 to April 30, 2020 and for the year ended December 31, 2019.

(2)   Statement of assets and liabilities as of December 31, 2020 and statement of operations and statement of changes in net assets for the period April 30, 2020 (commencement date) to December 31, 2020.

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities

December 31, 2020

	Alger						BNY Mellon Variable Investment Fund			BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon VIF Quality Bond	BNY Mellon Sustainable U.S. Equity
ASSETS
Investments in subaccounts at current fair value	$10,538	$336,113	$180,291	$446,015	$380,357	$156,190	$82,904	$539,997	$—	$118,281
Receivable from Protective Life Insurance Company	11	1,607	201	1,033	1,424	163	90	727		129
Total assets	10,549	337,720	180,492	447,048	381,781	156,353	82,994	540,724	—	118,410

LIABILITIES
Payable to Protective Life Insurance Company	11	1,607	201	1,033	1,424	163	90	727		129
Net assets	$10,538	$336,113	$180,291	$446,015	$380,357	$156,190	$82,904	$539,997	$—	$118,281

ANALYSIS OF NET ASSETS
Accumulation period	10,538	336,113	180,291	446,015	380,357	156,190	82,904	539,997	—	118,281
Annuity period
Net assets	$10,538	$336,113	$180,291	$446,015	$380,357	$156,190	$82,904	$539,997	$—	$118,281

Units Outstanding	463	7,874	7,994	13,379	10,419	4,097	2,811	55,322	—	5,756

Shares Owned in each Portfolio	618	3,363	7,407	4,775	11,443	3,488	1,757	539,997	—	2,504

Fair Value per Share	17.05	99.95	24.34	93.41	33.24	44.78	47.18	1.00	—	47.24

Investment in Portfolio shares, at Cost	$9,379	$220,757	$106,849	$250,006	$217,212	$90,538	$62,855	$539,997	$—	$83,709

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities, continued

December 31, 2020

	DWS Asset & Wealth Management					Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Templeton Foreign	Templeton Global Bond
ASSETS
Investments in subaccounts at current fair value	$16,305	$30,900	$172,802	$1,988	$10,449	$107,841	$49,159	$11,387
Receivable from Protective Life Insurance Company	19	34	198	2	12	124	529	14
Total assets	16,324	30,934	173,000	1,990	10,461	107,965	49,688	11,401

LIABILITIES
Payable to Protective Life Insurance Company	19	34	198	2	12	124	529	14
Net assets	$16,305	$30,900	$172,802	$1,988	$10,449	$107,841	$49,159	$11,387

ANALYSIS OF NET ASSETS
Accumulation period	16,305	30,900	172,802	1,988	10,449	107,841	49,159	11,387
Annuity period	—	—	—	—	—	—
Net assets	$16,305	$30,900	$172,802	$1,988	$10,449	$107,841	$49,159	$11,387

Units Outstanding	988	809	4,758	77	500	6,485	3,432	582

Shares Owned in each Portfolio	1,262	1,237	9,937	114	871	7,589	3,702	824

Fair Value per Share	12.92	24.97	17.39	17.43	12.00	14.21	13.28	13.82

Investment in Portfolio shares, at Cost	$16,626	$20,379	$131,611	$1,801	$11,847	$118,819	$49,557	$13,942

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities, continued

December 31, 2020

	Invesco Variable Insurance Funds
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Growth	Invesco V.I. Technology
ASSETS
Investments in subaccounts at current fair value	$10,386	$512,237	$459,948	$15,365	$95,396	$70,758	$—	$292,216
Receivable from Protective Life Insurance Company	721	542	570	18	107	322	—	310
Total assets	11,107	512,779	460,518	15,383	95,503	71,080	—	292,526

LIABILITIES
Payable to Protective Life Insurance Company	—	542	570	18	107	322	720	310
Net assets	$11,107	$512,237	$459,948	$15,365	$95,396	$70,758	$(720)	$292,216

ANALYSIS OF NET ASSETS
Accumulation period	11,107	512,237	459,948	15,365	95,396	70,758	(720)	292,216
Annuity period
Net assets	$11,107	$512,237	$459,948	$15,365	$95,396	$70,758	$(720)	$292,216

Units Outstanding	692	24,396	24,698	1,085	4,342	3,979	—	23,963

Shares Owned in each Portfolio	97	5,749	15,115	1,276	2,244	6,058	—	7,995

Fair Value per Share	106.93	89.10	30.43	12.04	42.52	11.68	3.62	36.55

Investment in Portfolio shares, at Cost	$7,122	$277,140	$436,160	$15,359	$65,214	$85,557	$1	$144,328

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities, continued

December 31, 2020

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
ASSETS
Investments in subaccounts at current fair value	$344,549	$4,566	$107,680	$29,369	$236,374	$5,627
Receivable from Protective Life Insurance Company	368	5	120	33	304	7
Total assets	344,917	4,571	107,800	29,402	236,678	5,634

LIABILITIES
Payable to Protective Life Insurance Company	368	5	120	33	304	7
Net assets	$344,549	$4,566	$107,680	$29,369	$236,374	$5,627

ANALYSIS OF NET ASSETS
Accumulation period	344,549	4,566	107,680	29,369	236,374	5,627
Annuity period
Net assets	$344,549	$4,566	$107,680	$29,369	$236,374	$5,627

Units Outstanding	11,969	348	3,962	1,138	9,091	212

Shares Owned in each Portfolio	4,668	804	2,944	893	9,084	276

	73.81	5.68	36.57	32.87	26.02	20.40

Investment in Portfolio shares, at Cost	$144,609	$4,589	$63,983	$21,529	$191,649	$5,296

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Assets and Liabilities, continued

December 31, 2020

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
ASSETS
Investments in subaccounts at current fair value	$209,297	$1,695	$43,994	$277,551
Receivable from Protective Life Insurance Company	879	2	50	708
Total assets	210,176	1,697	44,044	278,259

LIABILITIES
Payable to Protective Life Insurance Company	879	2	50	708
Net assets	$209,297	$1,695	$43,994	$277,551

ANALYSIS OF NET ASSETS
Accumulation period	209,297	1,695	43,994	277,551
Annuity period
Net assets	$209,297	$1,695	$43,994	$277,551

Units Outstanding	6,189	68	3,102	7,414

Shares Owned in each Portfolio	4,295	77	23,781	9,367

Fair Value per Share	48.73	21.88	1.85	29.63

Investment in Portfolio shares, at Cost	$105,810	$1,333	$65,136	$204,756

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Operations

For the year ended December 31, 2020

	Alger						BNY Mellon Variable Investment Fund			BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon VIF Quality Bond	BNY Mellon Sustainable U.S. Equity
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/30/2020	12/31/2020
INVESTMENT INCOME

Dividend income	$123	$—	$2,239	$679	$—	$1,304	$584	$1,176	$466	$1,050

EXPENSES

Mortality and expense risk charges	159	4,755	2,229	5,193	4,714	1,644	1,019	7,673	359	1,381

Net investment income (loss)	(36)	(4,755)	10	(4,515)	(4,714)	(340)	(435)	(6,497)	107	(331)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	127	35,911	4,855	29,648	44,546	3,243	689	—	4,076	612
Capital gain distributions	38	51,338	777	60,663	48,014	8,749	6,125	—	—	1,140
Net realized gain (loss) on investments	165	87,249	5,632	90,311	92,560	11,992	6,814	—	4,076	1,752

Change in unrealized appreciation (depreciation) on investments	662	34,493	16,087	107,691	90,289	50,344	8,627	—	(2,774)	20,023

Net realized and unrealized gain (loss) on investments	827	121,742	21,719	198,002	182,849	62,336	15,441	—	1,302	21,775

Net increase (decrease) in net assets resulting from operations	$791	$116,987	$21,729	$193,487	$178,135	$61,996	$15,006	$(6,497)	$1,409	$21,444

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Operations, continued

For the year ended December 31, 2020

	DWS Asset & Wealth Management					Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Templeton Foreign	Templeton Global Bond
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME

Dividend income	$378	$449	$1,474	$1	$134	$3,060	$1,632	$998

EXPENSES

Mortality and expense risk charges	206	366	1,820	22	128	1,299	678	161

Net investment income (loss)	172	83	(346)	(21)	6	1,761	954	837

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	(125)	331	548	(4)	(662)	(372)	(878)	(194)
Capital gain distributions	855	1,574	13,641	24	776	9,830	—	—
Net realized gain (loss) on investments	730	1,905	14,189	20	114	9,458	(878)	(194)

Change in unrealized appreciation (depreciation) on investments	(2,563)	2,492	18,259	441	(321)	(15,116)	(1,023)	(1,424)

Net realized and unrealized gain (loss) on investments	(1,833)	4,397	32,448	461	(207)	(5,658)	(1,901)	(1,618)

Net increase (decrease) in net assets resulting from operations	$(1,661)	$4,480	$32,102	$440	$(202)	$(3,897)	$(947)	$(781)

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Operations, continued

For the year ended December 31, 2020

	Invesco Variable Insurance Funds
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Growth	Invesco V.I. Technology
	4/30/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/30/2020	12/31/2020
INVESTMENT INCOME

Dividend income	$—	$303	$5,568	$371	$1,943	$1,642	$—	$—

EXPENSES

Mortality and expense risk charges	—	5,831	5,598	160	1,097	1,094	34	3,408

Net investment income (loss)	—	(5,528)	(30)	211	846	548	(34)	(3,408)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	75	9,653	875	3	534	(7,022)	(1,120)	10,698
Capital gain distributions	—	31,602	96,052	—	1,871	5,201	2,215	22,457
Net realized gain (loss) on investments	75	41,255	96,927	3	2,405	(1,821)	1,095	33,155

Change in unrealized appreciation (depreciation) on investments	3,264	112,761	(46,768)	78	7,378	1,122	(1,318)	62,628

Net realized and unrealized gain (loss) on investments	3,339	154,016	50,159	81	9,783	(699)	(223)	95,783

Net increase (decrease) in net assets resulting from operations	$3,339	$148,488	$50,129	$292	$10,629	$(151)	$(257)	$92,375

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Operations, continued

For the year ended December 31, 2020

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME

Dividend income	$—	$243	$601	$187	$4,870	$80

EXPENSES

Mortality and expense risk charges	4,182	61	1,303	357	3,021	70

Net investment income (loss)	(4,182)	182	(702)	(170)	1,849	10

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	10,662	(295)	727	145	2,773	(4)
Capital gain distributions	19,448	—	2,875	1,032	5,643	223
Net realized gain (loss) on investments	30,110	(295)	3,602	1,177	8,416	219

Change in unrealized appreciation (depreciation) on investments	55,286	281	8,865	2,832	5,624	(119)

Net realized and unrealized gain (loss) on investments	85,396	(14)	12,467	4,009	14,040	100

Net increase (decrease) in net assets resulting from operations	$81,214	$168	$11,765	$3,840	$15,889	$110

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Operations, continued

For the year ended December 31, 2020

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME

Dividend income	$—	$122	$971	$1,093

EXPENSES

Mortality and expense risk charges	2,569	173	471	3,450

Net investment income (loss)	(2,569)	(51)	500	(2,357)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	26,365	4,599	(511)	7,715
Capital gain distributions	16,281	122	—	18,890
Net realized gain (loss) on investments	42,646	4,721	(511)	26,605

Change in unrealized appreciation (depreciation) on investments	56,463	(3,855)	2,665	26,076

Net realized and unrealized gain (loss) on investments	99,109	866	2,154	52,681

Net increase (decrease) in net assets resulting from operations	$96,540	$815	$2,654	$50,324

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2020

	Alger						BNY Mellon Variable Investment Fund			BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon VIF Quality Bond	BNY Mellon Sustainable U.S. Equity
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/30/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$(36)	$(4,755)	$10	$(4,515)	$(4,714)	$(340)	$(435)	$(6,497)	$107	$(331)

Net realized gain (loss) on investments	165	87,249	5,632	90,311	92,560	11,992	6,814	—	4,076	1,752

Change in unrealized appreciation (depreciation) on investments	662	34,493	16,087	107,691	90,289	50,344	8,627	—	(2,774)	20,023

Net increase (decrease) in net assets resulting from operations	791	116,987	21,729	193,487	178,135	61,996	15,006	(6,497)	1,409	21,444

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	120	535	120	1,019	1,383	1,110	—	1,820	40	870
Net transfer (to) from affiliate and subaccounts	345	(73,327)	(1,631)	(56,601)	(83,717)	(2,600)	(1,214)	52,314	(76,524)	1,101
Payments for redemptions	(3,931)	(22,160)	(5,861)	(7,316)	(14,176)	(1,051)	(4,734)	(23,242)	(3,563)	(411)
Contract maintenance fees	(14)	(325)	(273)	(252)	(425)	(161)	(152)	(851)	(116)	(110)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,480)	(95,277)	(7,645)	(63,150)	(96,935)	(2,702)	(6,100)	30,041	(80,163)	1,450

Total increase (decrease) in net assets	(2,689)	21,710	14,084	130,337	81,200	59,294	8,906	23,544	(78,754)	22,894

NET ASSETS

Beginning of period	13,227	314,403	166,207	315,678	299,157	96,896	73,998	516,453	78,754	95,387

End of period	$10,538	$336,113	$180,291	$446,015	$380,357	$156,190	$82,904	$539,997	$—	$118,281

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	DWS Asset & Wealth Management					Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Templeton Foreign	Templeton Global Bond
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$172	$83	$(346)	$(21)	$6	$1,761	$954	$837

Net realized gain (loss) on investments	730	1,905	14,189	20	114	9,458	(878)	(194)

Change in unrealized appreciation (depreciation) on investments	(2,563)	2,492	18,259	441	(321)	(15,116)	(1,023)	(1,424)

Net increase (decrease) in net assets resulting from operations	(1,661)	4,480	32,102	440	(202)	(3,897)	(947)	(781)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	312	—	840	—	—	312	384	336
Net transfer (to) from affiliate and subaccounts	2,427	2,032	8,394	—	884	15,104	(3,880)	772
Payments for redemptions	(922)	(1,121)	(335)	—	(1,577)	(445)	(2,160)	(519)
Contract maintenance fees	(21)	(70)	(96)	(6)	(14)	(127)	(66)	(15)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,796	841	8,803	(6)	(707)	14,844	(5,722)	574

Total increase (decrease) in net assets	135	5,321	40,905	434	(909)	10,947	(6,669)	(207)

NET ASSETS

Beginning of period	16,170	25,579	131,897	1,554	11,357	96,894	55,828	11,594

End of period	$16,305	$30,900	$172,802	$1,988	$10,449	$107,841	$49,159	$11,387

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Invesco Variable Insurance Funds
	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Growth	Invesco V.I. Technology
	4/30/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/30/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$—	$(5,528)	$(30)	$211	$846	$548	$(34)	$(3,408)

Net realized gain (loss) on investments	75	41,255	96,927	3	2,405	(1,821)	1,095	33,155

Change in unrealized appreciation (depreciation) on investments	3,264	112,761	(46,768)	78	7,378	1,122	(1,318)	62,628

Net increase (decrease) in net assets resulting from operations	3,339	148,488	50,129	292	10,629	(151)	(257)	92,375

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	—	1,768	384	—	240	120	—	1,159
Net transfer (to) from affiliate and subaccounts	15,404	(10,110)	5,534	11,594	3,349	(10,990)	(8,436)	(17,103)
Payments for redemptions	(7,622)	(10,225)	(6,572)	—	(865)	(10,381)	—	(2,651)
Contract maintenance fees	(14)	(452)	(533)	(50)	(186)	(112)	—	(227)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,768	(19,019)	(1,187)	11,544	2,538	(21,363)	(8,436)	(18,822)

Total increase (decrease) in net assets	11,107	129,469	48,942	11,836	13,167	(21,514)	(8,693)	73,553

NET ASSETS

Beginning of period	—	382,768	411,007	3,529	82,229	92,273	7,973	218,663

End of period	$11,107	$512,237	$459,949	$15,365	$95,396	$70,759	$(720)	$292,216

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$(4,182)	$182	$(702)	$(170)	$1,849	$10

Net realized gain (loss) on investments	30,110	(295)	3,602	1,177	8,416	219

Change in unrealized appreciation (depreciation) on investments	55,286	281	8,865	2,832	5,624	(119)

Net increase (decrease) in net assets resulting from operations	81,214	168	11,765	3,840	15,889	110

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	750	—	120	—	—	—
Net transfer (to) from affiliate and subaccounts	(3,512)	(1,340)	677	(290)	(5,523)	—
Payments for redemptions	(10,563)	—	(913)	—	(8,769)	—
Contract maintenance fees	(288)	(8)	(60)	(55)	(245)	(17)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(13,613)	(1,348)	(176)	(345)	(14,537)	(17)

Total increase (decrease) in net assets	67,601	(1,180)	11,589	3,495	1,352	93

NET ASSETS

Beginning of period	276,948	5,746	96,091	25,874	235,022	5,534

End of period	$344,549	$4,566	$107,680	$29,369	$236,374	$5,627

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS

Net investment income (loss)	$(2,569)	$(51)	$500	$(2,357)

Net realized gain (loss) on investments	42,646	4,721	(511)	26,605

Change in unrealized appreciation (depreciation) on investments	56,463	(3,855)	2,665	26,076

Net increase (decrease) in net assets resulting from operations	96,540	815	2,654	50,324

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	—	—	339	511
Net transfer (to) from affiliate and subaccounts	(43,768)	(1)	6,341	(15,048)
Payments for redemptions	(9,676)	(23,251)	—	(4,908)
Contract maintenance fees	(221)	(8)	(70)	(393)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(53,665)	(23,260)	6,610	(19,838)

Total increase (decrease) in net assets	42,875	(22,445)	9,264	30,486

NET ASSETS

Beginning of period	166,422	24,139	34,730	247,066

End of period	$209,297	$1,694	$43,994	$277,552

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets

For the year ended December 31, 2019

	Alger						BNY Mellon Variable Investment Fund			BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon VIF Quality Bond	BNY Mellon Sustainable U.S. Equity
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$12	$(3,456)	$1,289	$(4,059)	$(4,354)	$(1,330)	$(111)	$1,465	$468	$45

Net realized gain (loss) on investments	284	55,138	18,758	9,520	50,133	6,974	7,841	—	656	3,087

Change in unrealized appreciation (depreciation) on investments	1,844	35,036	17,529	59,437	28,439	16,721	11,872	—	4,728	20,740

Net increase (decrease) in net assets resulting from operations	2,140	86,718	37,576	64,898	74,218	22,365	19,602	1,465	5,852	23,872

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	120	1,535	1,120	2,019	2,382	1,110	—	3,740	620	870
Net transfer (to) from affiliate and subaccounts	(9)	(2,221)	(1,410)	(1,373)	(6,209)	(331)	(828)	24,049	1,030	(1,914)
Payments for redemptions	(1,818)	(63,221)	(10,631)	(6,730)	(42,536)	(6,680)	(4,213)	(67,933)	(17,312)	(1,375)
Contract maintenance fees	(24)	(330)	(288)	(299)	(441)	(179)	(154)	(788)	(272)	(116)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,731)	(64,237)	(11,209)	(6,383)	(46,804)	(6,080)	(5,195)	(40,932)	(15,934)	(2,535)

Total increase (decrease) in net assets	409	22,481	26,367	58,515	27,414	16,285	14,407	(39,467)	(10,082)	21,337

NET ASSETS

Beginning of period	12,818	291,922	139,840	257,163	271,743	80,611	59,591	555,920	88,836	74,050

End of period	$13,227	$314,403	$166,207	$315,678	$299,157	$96,896	$73,998	$516,453	$78,754	$95,387

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	DWS Asset & Wealth Management					Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$236	$155	$614	$(21)	$(179)	$1,494

Net realized gain (loss) on investments	1,093	1,990	18,422	173	(1,574)	3,375

Change in unrealized appreciation (depreciation) on investments	2,590	4,074	11,260	115	6,994	16,778

Net increase (decrease) in net assets resulting from operations	3,919	6,219	30,296	267	5,241	21,647

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	312	—	1,840	—	—	312
Net transfer (to) from affiliate and subaccounts	(663)	(8)	(3,111)	—	295	(3,915)
Payments for redemptions	(42)	(2,790)	(38,345)	—	(27,390)	(28,695)
Contract maintenance fees	(21)	(33)	(119)	(6)	(19)	(171)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(414)	(2,831)	(39,735)	(6)	(27,114)	(32,469)

Total increase (decrease) in net assets	3,505	3,388	(9,439)	261	(21,873)	(10,822)

NET ASSETS

Beginning of period	12,665	22,191	141,336	1,293	33,230	107,716

End of period	$16,170	$25,579	$131,897	$1,554	$11,357	$96,894

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	Franklin Templeton Investments		Invesco Variable Insurance Funds
	Templeton Foreign	Templeton Global Bond	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Growth	Invesco V.I. Technology
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$244	$657	$(4,087)	$(1,628)	$38	$249	$(43)	$(103)	$(2,817)

Net realized gain (loss) on investments	385	(25)	58,498	49,319	(4)	14,531	(4,441)	1,204	25,256

Change in unrealized appreciation (depreciation) on investments	4,852	(564)	46,808	42,592	122	7,651	21,537	912	35,242

Net increase (decrease) in net assets resulting from operations	5,481	68	101,219	90,283	156	22,431	17,053	2,013	57,681

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	384	336	1,768	384	—	240	120	—	1,659
Net transfer (to) from affiliate and subaccounts	1,837	(114)	(13,324)	(4,687)	—	(1,091)	1,494	(59)	(10,265)
Payments for redemptions	(1,399)	—	(12,210)	(18,065)	—	(30,288)	(38,144)	—	(7,956)
Contract maintenance fees	(75)	(13)	(449)	(580)	(77)	(232)	(127)	(10)	(262)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	747	209	(24,215)	(22,948)	(77)	(31,371)	(36,657)	(69)	(16,824)

Total increase (decrease) in net assets	6,228	277	77,004	67,335	79	(8,940)	(19,604)	1,944	40,857

NET ASSETS

Beginning of period	49,600	11,317	305,764	343,672	3,450	91,169	111,877	6,029	177,806

End of period	$55,828	$11,594	$382,768	$411,007	$3,529	$82,229	$92,273	$7,973	$218,663

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$(3,554)	$239	$(390)	$4	$2,137	$39

Net realized gain (loss) on investments	31,711	(8)	9,971	4,417	7,244	230

Change in unrealized appreciation (depreciation) on investments	48,343	442	14,512	3,013	28,115	945

Net increase (decrease) in net assets resulting from operations	76,500	673	24,093	7,434	37,496	1,214

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	750	—	120	—	1,000	—
Net transfer (to) from affiliate and subaccounts	(4,125)	—	(417)	(6,247)	(578)	(1)
Payments for redemptions	(10,049)	(22)	(12,321)	(7,854)	(4,636)	—
Contract maintenance fees	(307)	(9)	(92)	(62)	(268)	(17)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(13,731)	(31)	(12,710)	(14,163)	(4,482)	(18)

Total increase (decrease) in net assets	62,769	642	11,383	(6,729)	33,014	1,196

NET ASSETS

Beginning of period	214,179	5,104	84,708	32,603	202,008	4,338

End of period	$276,948	$5,746	$96,091	$25,874	$235,022	$5,534

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

of Protective Life Insurance Company

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS

Net investment income (loss)	$557	$(67)	$3,184	$(2,805)

Net realized gain (loss) on investments	22,473	1,907	7,048	37,222

Change in unrealized appreciation (depreciation) on investments	26,536	2,173	(5,903)	29,621

Net increase (decrease) in net assets resulting from operations	49,566	4,013	4,329	64,038

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	—	—	340	1,511
Net transfer (to) from affiliate and subaccounts	(7,065)	(1)	(3,073)	(8,043)
Payments for redemptions	(20,007)	(2,293)	(150)	(41,256)
Contract maintenance fees	(229)	(29)	(70)	(393)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(27,301)	(2,323)	(2,953)	(48,181)

Total increase (decrease) in net assets	22,265	1,690	1,376	15,857

NET ASSETS

Beginning of period	144,157	22,449	33,354	231,209

End of period	$166,422	$24,139	$34,730	$247,066

The accompanying notes are an integral part to these financial statements

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

The Titanium Annuity Variable Account (the “Separate Account”) was established on September 15, 1999, as a separate account of United Investors Life Insurance Company (“UILIC”) in connection with the issuance of annuity contracts (the “contracts”) by the United Investors Titanium Annuity Variable Account. Prior to December 31, 2010 UILIC was a wholly owned subsidiary of Torchmark Corporation. On December 31, 2010, Protective Life Insurance Company (“PLICO”), a wholly owned subsidiary of Protective Life Corporation (“PL”), purchased all of the outstanding stock of UILIC. Effective July 1, 2012, UILIC merged with and into its direct parent, PLICO.  As a result of this merger, PLICO remained as the surviving legal entity.  Variable annuity contracts of UILIC are contracts of PLICO. PLICO services and maintains those contracts in accordance with their terms.  The merger encompassed both the general and separate account balances.  PL and its subsidiaries are wholly owned subsidiaries of Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc.).

New contracts are no longer being sold but holders of existing contracts may make additional deposits. The investment options available under the contracts have been registered as a unit investment trust under the Investment Company Act of 1940.  The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services — Investment Companies”.

The Separate Account is divided into thirty-six subaccounts. Each subaccount invests exclusively in shares of a single mutual fund.  During the years ended December 31, 2020 and 2019, assets were invested in thirty-seven of the subaccounts.

Alger Balanced	Templeton Global Bond
Alger Capital Appreciation	Invesco Oppenheimer V.I. Discovery Mid Cap Growth (e)
Alger Growth & Income	Invesco V.I. American Franchise
Alger LargeCap Growth	Invesco V.I. Core Equity
Alger MidCap Growth	Invesco V.I. Government Securities
Alger SmallCap Growth	Invesco V.I. International Growth
BNY Mellon VIF Appreciation (b)	Invesco V.I. Managed Volatility
BNY Mellon VIF Government Money Market (b)	Invesco V.I. Mid Cap Growth (d)
BNY Mellon VIF Quality Bond (b) (c)	Invesco V.I. Technology
BNY Mellon Sustainable U.S. Equity (b)	MFS Growth
DWS CROCI U.S. VIP	MFS High Yield
DWS Equity 500 Index VIP	MFS Investors Trust
DWS High Income VIP (a)	MFS Research
DWS Small Cap Index VIP	MFS Total Return
DWS Small Mid Cap Growth VIP	MFS Value
DWS Small Mid Cap Value VIP	Wells Fargo VT Discovery
Franklin Global Real Estate	Wells Fargo VT Index Asset Allocation
Templeton Foreign	Wells Fargo VT International Equity
Wells Fargo VT Opportunity

(a) Subaccount available in 2019; however, no activity

(b) Effective June 3, 2019, Dreyfus Funds rebranded as BNY Mellon

(c) Effective April 30, 2020, fund was closed.

(d) Effective April 30, 2020, fund was merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth

(e) Effective April 30, 2020, fund was opened.

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization, continued

Gross premiums from the contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ transactions in the statement of changes in net assets.  Such amounts are used to provide account funds to pay contract values under the contracts.  Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLICO other assets and liabilities.

Contract owners may allocate some or all of applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of PLICO’s General Account.  The assets of PLICO’s General Account support its insurance and annuity obligations and are subject to PLICO’s general liabilities from business operations.  The Guaranteed Account’s balance as of December 31, 2020 was approximately $0.5 million.

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Protective Life Insurance Company. As of December 31 2020, COVID-19 related impacts to Protective Life Insurance Company, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.  Management will continue to monitor developments, and their impact on the fair value of the subaccounts in which the Separate Account invest.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value.  The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds.  Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares determined for each product using a weighted average cost basis and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the fund. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying fund.

Accumulation Unit Value

The Accumulation Unit Value for each class of Accumulation Units in a subaccount at the end of every Valuation Date is the Accumulation Unit value for that class at the end of the previous Valuation Date times the net investment factor as defined in the underling product prospectus.

Net Transfers (to) from Affiliate or Subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner’s interest to or from another subaccount or to the General Account of PLICO.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from the estimates reported in the accompanying financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(2) Significant Accounting Policies, continued

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of PL. Under the provisions of the contracts, PLICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2020. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Annuity Payouts

Net assets allocated to contracts in the annuity payout (period) are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 4.0% per year (3.5% where state law requires it) unless the annuitant elects otherwise. The mortality risk is fully borne by PLICO and may result in additional amounts being transferred into the Separate Account by PLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to PLICO for the calculated or excess differential.

Risks and Uncertainties

The Separate Account provides for various investment subaccount options in any combination of mutual funds, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests.  Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

(3) Fair Value of Financial Instruments

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined within the applicable guidance.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels and disclosure of a reconciliation of level 3 assets is not required.  In addition, there are no other financial assets or non-financial assets valued on a non-recurring basis.

Financial assets recorded at fair value in the statement of assets and liabilities are categorized as follows:

•      Level 1:  Unadjusted quoted prices for identical assets or liabilities in an active market.

•      Level 2:  Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.  Level 2 inputs include the following:

a)    Quoted prices for similar assets in active markets

b)    Quoted prices for identical or similar assets in non-active markets

c)     Inputs other than quoted market prices that are observable

d)    Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•      Level 3:  Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Fair Value of Financial Instruments, continued

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for all financial statement periods presented herein and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(4) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2020 are as follows:

	Purchases	Sales
The Alger Fund:
Alger Balanced	$521	$4,000
Alger Capital Appreciation	59,673	106,084
Alger Growth & Income	7,463	14,333
Alger LargeCap Growth	63,482	69,351
Alger MidCap Growth	56,552	107,884
Alger SmallCap Growth	15,312	9,609

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity	6,148	3,896

BNY Mellon Variable Investment Funds:
BNY Mellon VIF Appreciation	6,919	7,334
BNY Mellon VIF Government Money Market	142,202	119,439
BNY Mellon VIF Quality Bond	818	80,840

DWS Asset & Wealth Management VIP:
DWS CROCI U.S. VIP	4,024	1,202
DWS Equity 500 Index VIP	4,062	1,566
DWS Small Cap Index VIP	29,407	7,319
DWS Small Mid Cap Growth VIP	25	28
DWS Small Mid Cap Value VIP	2,048	1,973

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate	28,696	2,267
Templeton Foreign	7,723	12,108
Templeton Global Bond	2,277	867

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(4) Purchases and Sales of Investments, continued

	Purchases	Sales
Invesco Variable Insurance Fund:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	$7,629	$582
Invesco V.I. American Franchise	33,496	26,464
Invesco V.I. Core Equity	109,864	14,925
Invesco V.I. Government Securities	13,343	1,588
Invesco V.I. International Growth	7,669	2,417
Invesco V.I. Managed Volatility	10,496	25,454
Invesco V.I. Mid Cap Growth	2,314	7,848
Invesco V.I. Technology	23,194	22,980

MFS Variable Insurance Trust:
MFS Growth	20,800	19,165
MFS High Yield	1,970	3,137
MFS Investors Trust	4,334	2,344
MFS Research	1,259	744
MFS Total Return	23,065	30,048
MFS Value	304	87

Wells Fargo Variable Trust:
Wells Fargo VT Discovery	20,379	58,647
Wells Fargo VT Index Asset Allocation	246	23,436
Wells Fargo VT International Equity	7,720	609
Wells Fargo VT Opportunity	32,162	34,517

(5) Expenses and Related Party Transactions

PLICO assumes mortality risks associated with the annuity contracts, as benefits paid to the contract owner or beneficiary may exceed contract value.  PLICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, PLICO assesses a daily charge through a reduction in unit value based on assets for mortality and expense risk which amounts to an aggregate of 1.25% per annum.  Additionally, PLICO assesses against each contract participating in the Separate Account a records maintenance charge of $35 through a redemption of units on each contract anniversary, of each calendar year whether or not any purchase payments have been made during the year. In addition to the annual contract charge, PLICO deducts an administrative fee through a reduction in unit value at an annual effective rate of 0.15% of the average daily net assets of each portfolio to compensate PLICO for expenses in administering the Titanium Variable Annuity Account and the contract.

Through a redemption of units, each withdrawal in excess of 12 per contract year, PLICO deducts a charge of $20 or 2% of the amount withdrawn, whichever is less. For each transfer between subaccounts in excess of 12 per contract year, PLICO deducts a $25 transfer fee for each transfer through a redemption of units. These charges will not be increased.

Proceeds payable on the redemption of units and early annuitizations are reduced by the amount of any applicable contingent deferred sales charge due to PLICO.  The percentage charged (0.00% to 9.00%) is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
The Alger Fund
Alger Balanced	17	186	(169)	17	107	(90)
Alger Capital Appreciation	266	2,615	(2,349)	85	2,383	(2,298)
Alger Growth & Income	253	608	(355)	109	729	(620)
Alger LargeCap Growth	87	2,253	(2,166)	375	746	(371)
Alger MidCap Growth	367	3,153	(2,786)	305	2,525	(2,220)
Alger SmallCap Growth	177	271	(94)	164	420	(256)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
BNY Mellon Sustainable U.S. Equity	222	150	72	60	223	(163)

BNY Mellon Variable Investment Funds
BNY Mellon VIF Appreciation	8	258	(250)	3	250	(247)
BNY Mellon VIF Government Money Market	14,512	11,566	2,946	3,123	7,267	(4,144)
BNY Mellon VIF Quality Bond	22	4,636	(4,614)	148	1,081	(933)

DWS Asset & Wealth Management VIP
DWS CROCI U.S. VIP	204	65	139	19	42	(23)
DWS Equity 500 Index VIP	69	40	29	—	96	(96)
DWS High Income VIP	—	—	—	—	—	—
DWS Small Cap Index VIP	664	184	480	202	1,585	(1,383)
DWS Small Mid Cap Growth VIP	—	—	—	—	—	—
DWS Small Mid Cap Value VIP	71	103	(32)	16	1,348	(1,332)

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate	1,110	61	1,049	67	1,924	(1,857)
Templeton Foreign	508	849	(341)	123	69	54
Templeton Global Bond	65	36	29	22	12	10

Invesco Variable Insurance Funds
Invesco Oppenheimer V.I. Discovery Mid Cap Growth	810	119	691	N/A	N/A	N/A
Invesco V.I. American Franchise	104	1,305	(1,201)	222	2,201	(1,979)
Invesco V.I. Core Equity	550	624	(74)	142	1,715	(1,573)
Invesco V.I. Government Securities	928	104	824	—	6	(6)
Invesco V.I. International Growth	208	73	135	19	1,727	(1,708)
Invesco V.I. Managed Volatility	226	1,475	(1,249)	56	2,256	(2,200)
Invesco V.I. Mid Cap Growth	6	360	(354)	17	18	(1)
Invesco V.I. Technology	79	1,959	(1,880)	325	2,642	(2,317)

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Changes in Units Outstanding, continued

	2020			2019
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS Variable Insurance Trust
MFS Growth	55	598	(543)	26	697	(671)
MFS High Yield	148	254	(106)	1	4	(3)
MFS Investors Trust	39	48	(9)	6	578	(572)
MFS Research	2	17	(15)	1	753	(752)
MFS Total Return	534	1,229	(695)	94	294	(200)
MFS Value	—	1	(1)	—	1	(1)

Wells Fargo Variable Trust
Wells Fargo VT Discovery	206	1,832	(1,626)	46	1,526	(1,480)
Wells Fargo VT Index Asset Allocation	—	1,042	(1,042)	—	113	(113)
Wells Fargo VT International Equity	581	12	569	238	476	(238)
Wells Fargo VT Opportunity	441	872	(431)	74	1,754	(1,680)

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2020, were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
The Alger Fund:
Alger Balanced:
2020	0	$22.780	$22.780	$11	1.04%	1.40%	1.40%	8.71%	8.71%
2019	1	20.955	20.955	13	1.47%	1.40%	1.40%	17.85%	17.85%
2018	1	17.780	17.780	21	2.71%	1.40%	1.40%	-4.67%	-4.67%
2017	2	18.651	18.651	28	3.84%	1.40%	1.40%	13.86%	13.86%
2016	1	16.381	16.381	12	0.50%	1.40%	1.40%	7.02%	7.02%
Alger Capital Appreciation:
2020	8	42.687	42.687	336	0.00%	1.40%	1.40%	39.80%	39.80%
2019	10	30.534	30.534	314	0.34%	1.40%	1.40%	31.74%	31.74%
2018	13	23.178	23.178	346	0.83%	1.40%	1.40%	-1.49%	-1.49%
2017	17	23.528	23.528	400	0.86%	1.40%	1.40%	29.27%	29.27%
2016	18	18.200	18.200	330	0.16%	1.40%	1.40%	-0.88%	-0.88%
Alger Growth & Income:
2020	8	22.554	22.554	180	1.29%	1.40%	1.40%	13.29%	13.29%
2019	8	19.908	19.908	166	2.24%	1.40%	1.40%	27.69%	27.69%
2018	9	15.591	15.591	137	1.68%	1.40%	1.40%	-5.94%	-5.94%
2017	8	16.575	16.575	135	1.60%	1.40%	1.40%	19.65%	19.65%
2016	11	13.853	13.853	155	1.80%	1.40%	1.40%	8.72%	8.72%
Alger LargeCap Growth:
2020	13	33.337	33.337	446	0.18%	1.40%	1.40%	64.73%	64.73%
2019	16	20.238	20.238	316	N/A	1.40%	1.40%	25.67%	25.67%
2018	16	16.104	16.104	307	2.67%	1.40%	1.40%	0.79%	0.79%
2017	22	15.978	15.978	356	N/A	1.40%	1.40%	26.70%	26.70%
2016	25	12.611	12.611	312	N/A	1.40%	1.40%	-2.19%	-2.19%
Alger MidCap Growth:
2020	10	36.505	36.505	380	0.00%	1.40%	1.40%	62.36%	62.36%
2019	13	22.484	22.484	299	N/A	1.40%	1.40%	28.46%	28.46%
2018	16	17.503	17.503	318	0.36%	1.40%	1.40%	-8.73%	-8.73%
2017	19	19.177	19.177	364	N/A	1.40%	1.40%	28.00%	28.00%
2016	22	14.982	14.982	323	N/A	1.40%	1.40%	-0.42%	-0.42%

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
The Alger Fund, continued:
Alger SmallCap Growth:
2020	4	$38.126	$38.126	$156	1.03%	1.40%	1.40%	64.85%	64.85%
2019	4	23.128	23.128	97	N/A	1.40%	1.40%	27.55%	27.55%
2018	4	18.132	18.132	87	N/A	1.40%	1.40%	0.03%	0.03%
2017	5	18.128	18.128	93	N/A	1.40%	1.40%	26.96%	26.96%
2016	6	14.278	14.278	89	N/A	1.40%	1.40%	4.78%	4.78%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity: (d)
2020	6	20.549	20.549	118	0.98%	1.40%	1.40%	22.43%	22.43%
2019	6	16.784	16.784	95	1.48%	1.40%	1.40%	32.50%	32.50%
2018	6	12.667	12.667	77	4.36%	1.40%	1.40%	-5.73%	-5.73%
2017	6	13.436	13.436	80	1.96%	1.40%	1.40%	13.74%	13.74%
2016	6	11.813	11.813	74	1.46%	1.40%	1.40%	8.85%	8.85%
BNY Mellon Variable Investment Funds:
BNY Mellon VIF Appreciation: (d)
2020	3	29.491	29.491	83	0.74%	1.40%	1.40%	21.98%	21.98%
2019	3	24.177	24.177	74	1.23%	1.40%	1.40%	34.22%	34.22%
2018	3	18.013	18.013	98	1.41%	1.40%	1.40%	-8.15%	-8.15%
2017	7	19.610	19.610	136	1.39%	1.40%	1.40%	25.58%	25.58%
2016	8	15.616	15.616	121	1.68%	1.40%	1.40%	6.42%	6.42%
BNY Mellon VIF Government Money Market: (d)
2020	55	9.761	9.761	540	0.22%	1.40%	1.40%	-1.16%	-1.16%
2019	52	9.875	9.875	516	1.70%	1.40%	1.40%	0.26%	0.26%
2018	56	9.850	9.850	558	1.26%	1.40%	1.40%	-0.12%	-0.12%
2017	57	9.862	9.862	560	0.34%	1.40%	1.40%	-1.03%	-1.03%
2016	70	9.965	9.965	696	0.01%	1.40%	1.40%	-1.36%	-1.36%
BNY Mellon VIF Quality Bond: (d) (e)
2020	—	17.233	17.233	—	1.18%	1.40%	1.40%	1.01%	1.01%
2019	5	17.060	17.060	79	2.01%	1.40%	1.40%	6.57%	6.57%
2018	6	16.009	16.009	123	2.60%	1.40%	1.40%	-3.90%	-3.90%
2017	9	16.659	16.659	157	2.09%	1.40%	1.40%	3.06%	3.06%
2016	11	16.165	16.165	180	1.78%	1.40%	1.40%	0.12%	0.12%

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

DWS Asset & Wealth Management VIP:
DWS CROCI U.S.VIP:
2020	1	$16.498	$16.498	$16	2.33%	1.40%	1.40%	-13.37%	-13.37%
2019	1	19.044	19.044	16	3.05%	1.40%	1.40%	31.12%	31.12%
2018	1	14.525	14.525	13	4.93%	1.40%	1.40%	-11.74%	-11.74%
2017	1	16.457	16.457	14	1.58%	1.40%	1.40%	21.19%	21.19%
2016	1	13.579	13.579	13	1.00%	1.40%	1.40%	-5.70%	-5.70%
DWS Equity 500 Index VIP:
2020	1	38.178	38.178	31	1.59%	140%	1.40%	16.47%	16.47%
2019	1	32.781	32.781	26	2.07%	140%	1.40%	29.38%	29.38%
2018	1	25.337	25.337	25	1.99%	140%	1.40%	-5.98%	-5.98%
2017	1	26.948	26.948	29	2.00%	1.40%	1.40%	19.86%	19.86%
2016	1	22.482	22.482	28	2.25%	1.40%	1.40%	10.08%	10.08%
DWS Small Cap Index VIP:
2020	5	36.320	36.320	173	0.97%	1.40%	1.40%	17.78%	17.78%
2019	4	30.836	30.836	132	1.96%	1.40%	1.40%	23.49%	23.49%
2018	6	24.970	24.970	162	1.87%	1.40%	1.40%	-12.46%	-12.46%
2017	6	28.525	28.525	183	0.94%	1.40%	1.40%	12.76%	12.76%
2016	8	25.298	25.298	190	1.45%	1.40%	1.40%	19.36%	19.36%
DWS Small Mid Cap Growth VIP:
2020	—	25.668	25.668	2	0.04%	1.40%	1.40%	28.38%	28.38%
2019	—	19.993	19.993	2	N/A	1.40%	1.40%	20.72%	20.72%
2018	—	N/A	N/A	—	N/A	N/A	N/A	N/A	N/A
2017	—	N/A	N/A	—	N/A	N/A	N/A	N/A	N/A
2016	—	16.137	16.137	—	0.42%	1.40%	1.40%	7.57%	7.57%
DWS Small Mid Cap Value VIP:
2020	1	20.906	20.906	10	1.22%	1.40%	1.40%	-2.17%	-2.17%
2019	1	21.370	21.370	11	1.19%	1.40%	1.40%	19.84%	19.84%
2018	2	17.833	17.833	37	1.55%	1.40%	1.40%	-17.18%	-17.18%
2017	2	21.532	21.532	41	0.72%	1.40%	1.40%	9.00%	9.00%
2016	2	19.754	19.754	42	1.07%	1.40%	1.40%	15.28%	15.28%

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate:
2020	6	$16.630	$16.630	$108	2.99%	1.40%	1.40%	-6.69%	-6.69%
2019	5	17.823	17.823	97	3.01%	1.40%	1.40%	20.69%	20.69%
2018	7	14.768	14.768	117	2.31%	1.40%	1.40%	-8.07%	-8.07%
2017	8	16.064	16.064	127	3.25%	1.40%	1.40%	8.95%	8.95%
2016	9	14.744	14.744	131	1.26%	1.40%	1.40%	-0.84%	-0.84%
Templeton Foreign:
2020	3	14.322	14.322	49	3.11%	1.40%	1.40%	-2.52%	-2.52%
2019	4	14.692	14.692	56	1.84%	1.40%	1.40%	10.98%	10.98%
2018	4	13.239	13.239	61	2.64%	1.40%	1.40%	-16.62%	-16.62%
2017	5	15.878	15.878	73	2.34%	1.40%	1.40%	15.09%	15.09%
2016	6	13.796	13.796	79	1.85%	1.40%	1.40%	5.70%	5.70%
Templeton Global Bond:
2020	1	19.558	19.558	11	8.69%	1.40%	1.40%	-6.59%	-6.59%
2019	1	20.938	20.938	12	7.14%	1.40%	1.40%	0.60%	0.60%
2018	1	20.812	20.812	11	N/A	1.40%	1.40%	0.52%	0.52%
2017	1	20.704	20.704	11	N/A	1.40%	1.40%	0.52%	0.52%
2016	1	20.596	20.596	11	N/A	1.40%	1.40%	1.52%	1.52%
Invesco Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth: (g)
2020	1	14.888	14.888	11	0.00%	1.40%	1.40%	N/A	N/A
2019	—	—	—	—	N/A	N/A	N/A	N/A	N/A
2018	—	—	—	—	N/A	N/A	N/A	N/A	N/A
2017	—	—	—	—	N/A	N/A	N/A	N/A	N/A
2016	—	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. American Franchise:
2020	24	20.997	20.997	512	0.07%	1.40%	1.40%	40.39%	40.39%
2019	26	14.956	14.956	383	0.22%	1.40%	1.40%	34.87%	34.87%
2018	28	11.090	11.090	346	0.59%	1.40%	1.40%	-4.96%	-4.96%
2017	33	11.669	11.669	386	0.08%	1.40%	1.40%	25.59%	25.59%
2016	37	9.291	9.291	347	N/A	1.40%	1.40%	0.86%	0.86%
Invesco V.I. Core Equity:
2020	25	18.623	18.623	460	1.28%	1.40%	1.40%	12.28%	12.28%
2019	25	16.586	16.586	411	0.99%	1.40%	1.40%	27.18%	27.18%
2018	26	13.041	13.041	408	0.89%	1.40%	1.40%	-10.65%	-10.65%
2017	32	14.596	14.596	472	1.13%	1.40%	1.40%	11.62%	11.62%
2016	36	13.077	13.077	467	0.74%	1.40%	1.40%	8.75%	8.75%

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

Invesco Variable Insurance Funds, continued:
Invesco V.I. Government Securities:
2020	1	$14.158	$14.158	$15	3.92%	1.40%	1.40%	4.81%	4.81%
2019	—	13.509	13.509	4	2.50%	1.40%	1.40%	4.61%	4.61%
2018	—	12.914	12.914	4	2.15%	1.40%	1.40%	-0.84%	-.0.84%
2017	—	13.023	13.023	4	1.67%	1.40%	1.40%	0.56%	0.56%
2016	—	12.951	12.951	5	1.57%	1.40%	1.40%	-0.17%	-0.17%
Invesco V.I. International Growth:
2020	4	21.971	21.971	95	2.19%	1.40%	1.40%	12.42%	12.42%
2019	4	19.544	19.544	82	1.85%	1.40%	1.40%	26.80%	26.80%
2018	6	15.413	15.413	109	1.96%	1.40%	1.40%	-16.16%	-16.16%
2017	7	18.383	18.383	127	1.47%	1.40%	1.40%	21.31%	21.31%
2016	8	15.154	15.154	117	1.41%	1.40%	1.40%	-1.82%	-1.82%
Invesco V.I. Managed Volatility:
2020	4	17.782	17.782	71	2.01%	1.40%	1.40%	1.48%	1.48%
2019	5	17.524	17.524	92	1.50%	1.40%	1.40%	16.95%	16.95%
2018	7	14.984	14.984	136	1.62%	1.40%	1.40%	-12.24%	-12.24%
2017	9	17.074	17.074	161	1.23%	1.40%	1.40%	9.04%	9.04%
2016	11	15.659	15.659	170	1.85%	1.40%	1.40%	9.09%	9.09%
Invesco V.I. Mid Cap Growth: (f)
2020	—	20.931	20.931	(1)	0.00%	1.40%	1.40%	-6.81%	-6.81%
2019	—	22.461	22.461	8	N/A	1.40%	1.40%	32.49%	32.49%
2018	—	16.954	16.954	6	N/A	1.40%	1.40%	-6.89%	-6.89%
2017	—	18.209	18.209	7	N/A	1.40%	1.40%	20.81%	20.81%
2016	—	15.073	15.073	8	N/A	1.40%	1.40%	-0.63%	-0.63%
Invesco V.I. Technology:
2020	24	12.194	12.194	292	0.00%	1.40%	1.40%	44.10%	44.10%
2019	26	8.462	8.462	219	N/A	1.40%	1.40%	34.00%	34.00%
2018	28	6.315	6.315	202	0.92%	1.40%	1.40%	-1.84%	-1.84%
2017	35	6.433	6.433	227	N/A	1.40%	1.40%	33.27%	33.27%
2016	41	4.827	4.827	197	N/A	1.40%	1.40%	-2.12%	-2.12%

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

MFS Variable Insurance Trust:
MFS Growth:
2020	12	$28.788	$28.788	$345	0.00%	1.40%	1.40%	30.04%	30.04%
2019	13	22.138	22.138	277	N/A	1.40%	1.40%	36.24%	36.24%
2018	13	16.249	16.249	231	0.53%	1.40%	1.40%	1.24%	1.24%
2017	15	16.049	16.049	249	0.11%	1.40%	1.40%	29.59%	29.59%
2016	17	12.384	12.384	209	0.05%	1.40%	1.40%	1.03%	1.03%
MFS High Yield:
2020	—	13.104	13.104	5	4.70%	1.40%	1.40%	3.63%	3.63%
2019	—	12.645	12.645	6	5.81%	1.40%	1.40%	13.22%	13.22%
2018	—	11.168	11.168	14	2.15%	1.40%	1.40%	-4.42%	-4.42%
2017	2	11.685	11.685	23	7.55%	1.40%	1.40%	5.22%	5.22%
2016	2	11.105	11.105	23	6.18%	1.40%	1.40%	12.26%	12.26%
MFS Investors Trust:
2020	4	27.178	27.178	108	0.59%	1.40%	1.40%	12.30%	12.30%
2019	4	24.202	24.202	96	1.05%	1.40%	1.40%	29.76%	29.76%
2018	5	18.651	18.651	92	1.09%	1.40%	1.40%	-6.80%	-6.80%
2017	5	20.012	20.012	100	0.71%	1.40%	1.40%	21.65%	21.65%
2016	6	16.450	16.450	93	0.73%	1.40%	1.40%	7.09%	7.09%
MFS Research:
2020	1	25.806	25.806	29	0.68%	1.40%	1.40%	14.98%	14.98%
2019	1	22.443	22.443	26	1.35%	1.40%	1.40%	31.11%	31.11%
2018	2	17.117	17.117	38	3.65%	1.40%	1.40%	-5.70%	-5.70%
2017	2	18.151	18.151	43	1.24%	1.40%	1.40%	21.67%	21.67%
2016	4	14.918	14.918	54	1.69%	1.40%	1.40%	7.24%	7.24%
MFS Total Return:
2020	9	26.001	26.001	236	2.07%	1.40%	1.40%	8.30%	8.30%
2019	10	24.009	24.009	235	2.39%	1.40%	1.40%	18.72%	18.72%
2018	10	20.222	20.222	243	2.63%	1.40%	1.40%	-6.92%	-6.92%
2017	13	21.726	21.726	284	2.43%	1.40%	1.40%	10.75%	10.75%
2016	12	19.617	19.617	239	2.82%	1.40%	1.40%	7.59%	7.59%

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31
	Units	Unit Fair Value		Net Assets	Investment Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest
MFS Variable Insurance Trust, continued:
MFS Value:
2020	—	$26.580	$26.580	$6	1.43%	1.40%	1.40%	2.05%	2.05%
2019	—	26.047	26.047	6	2.20%	1.40%	1.40%	28.01%	28.01%
2018	—	20.348	20.348	8	4.35%	1.40%	1.40%	-11.34%	-11.34%
2017	1	22.949	22.949	12	1.07%	1.40%	1.40%	16.03%	16.03%
2016	—	19.778	19.778	5	2.21%	1.40%	1.40%	12.52%	12.52%
Wells Fargo Variable Trust:
Wells Fargo VT Discovery:
2020	6	33.819	33.819	209	0.00%	1.40%	1.40%	60.41%	60.41%
2019	8	21.083	21.083	166	1.80%	1.40%	1.40%	37.10%	37.10%
2018	9	15.378	15.378	170	1.13%	1.40%	1.40%	-8.35%	-8.35%
2017	12	16.779	16.779	195	N/A	1.40%	1.40%	27.35%	27.35%
2016	14	13.176	13.176	189	N/A	1.40%	1.40%	6.16%	6.16%
Wells Fargo VT Index Asset Allocation:
2020	—	25.015	25.015	2	0.94%	1.40%	1.40%	14.98%	14.98%
2019	1	21.756	21.756	24	1.14%	1.40%	1.40%	18.50%	18.50%
2018	1	18.360	18.360	25	1.05%	1.40%	1.40%	-4.25%	-4.25%
2017	1	19.175	19.175	28	1.30%	1.40%	1.40%	10.70%	10.70%
2016	2	17.321	17.321	26	0.87%	1.40%	1.40%	6.19%	6.19%
Wells Fargo VT International Equity:
2020	3	14.184	14.184	44	2.47%	1.40%	1.40%	3.44%	3.44%
2019	3	13.712	13.712	35	10.72%	1.40%	1.40%	13.91%	13.91%
2018	3	12.038	12.038	43	9.99%	1.40%	1.40%	-18.01%	-18.01%
2017	4	14.683	14.683	52	3.07%	1.40%	1.40%	23.14%	23.14%
2016	4	11.924	11.924	44	2.89%	1.40%	1.40%	1.83%	1.83%
Wells Fargo VT Opportunity:
2020	7	37.437	37.437	278	0.42%	1.40%	1.40%	19.33%	19.33%
2019	8	31.371	31.371	247	0.31%	1.40%	1.40%	29.65%	29.65%
2018	10	24.197	24.197	264	1.26%	1.40%	1.40%	-8.44%	-8.44%
2017	11	26.426	26.426	297	1.80%	1.40%	1.40%	18.78%	18.78%
2016	13	22.248	22.248	291	2.07%	1.40%	1.40%	10.68%	10.68%

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Notes to Financial Statements

(7) Unit Values and Financial Highlights, continued

(a)         This ratio represents dividends recorded by the division from the underlying mutual fund divided by the average net assets.  This ratio excludes the Expense Ratio.  N/A is noted if the fund did not pay any dividends.

(b)         This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges.  Charges that require redemption of contract owner units are excluded.

(c)          Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d)         Effective June 3, 2019, Dreyfus Funds rebranded as BNY Mellon.

(e)          Effective April 30, 2020, fund was closed.

(f)           Effective April 30, 2020, fund was merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth.

(g)          Effective April 30, 2020, fund was opened.

N/A - indicates “not applicable.”

(8) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2020, and through the financial statement issuance date.  All accounting and disclosure requirements related to subsequent events are included in our financial statements.